INVESTMENTS IN UNCONSOLIDATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Equity Method And Other Investments [Abstract]
Schedule Of Equity Method And Other Investments
EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	Investment at December 31,
	2011	2010
Parent and other:
Investment in RBS Sempra Commodities LLP	$126	$787
Other equity method investments:
Sempra Mexico:
Gasoductos de Chihuahua	$302	$275
Sempra Renewables:
Auwahi Wind	11	―
Cedar Creek 2 Wind Farm	95	113
Fowler Ridge 2 Wind Farm	50	72
Flat Ridge 2 Wind Farm	146	―
Mehoopany Wind Farm	88	―
Sempra Natural Gas:
Rockies Express	800	854
Sempra South American Utilities:
Chilquinta Energía(1)	―	432
Luz del Sur(1)	―	216
Parent and other:
Housing partnerships	11	16
Total other equity method investments	1,503	1,978
Cost method investments - housing partnerships	10	12
Other(2)	32	174
Total	$1,545	$2,164
(1)	Sempra South American Utilities' interests in Chilquinta Energía and Luz del Sur are no longer recorded as equity method investments, but are consolidated effective April 6, 2011 (discussed below and in Note 3).
(2)	Other includes Sempra South American Utilities' $11 million in real estate investments at December 31, 2011; Parent and Other's $57 million investment in Chilquinta Energía bonds at December 31, 2010 (discussed in Note 5); and Sempra Natural Gas' $21 million and $117 million investment in industrial development bonds at Mississippi Hub at December 31, 2011 and 2010, respectively.

Schedule Of Equity Earnings [Abstract]
Schedule Of Equity Earnings
EQUITY METHOD INVESTMENTS ON THE CONSOLIDATED STATEMENTS OF OPERATIONS
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Earnings (losses) recorded before income tax:
Sempra Renewables:
Fowler Ridge 2 Wind Farm	$(4)	$1	$1
Cedar Creek 2 Wind Farm	(2)	―	―
Sempra Natural Gas:
Rockies Express	43	43	50
Elk Hills Power	―	(13)	(3)
Parent and other:
RBS Sempra Commodities LLP	(24)	(314)	463
Housing partnerships	(4)	(9)	(12)
	$9	$(292)	$499

Earnings (losses) recorded net of income tax:
Sempra South American Utilities:
Sodigas Pampeana and Sodigas Sur	$(1)	$(44)	$7
Chilquinta Energía(1)	12	33	23
Luz del Sur(1)	12	41	38
Sempra Mexico:
Gasoductos de Chihuahua	29	19	―
	$52	$49	$68
(1)	These investments were accounted for under the equity method until April 6, 2011, when they became consolidated entities upon our acquisition of additional ownership interests.

Schedule Of Summarized Financial Information Of Joint Venture [Abstract]
Schedule Of Summarized Financial Information of RBS Sempra Commodities
RBS SEMPRA COMMODITIES SUMMARIZED FINANCIAL INFORMATION
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Gross revenues and fee income	$59	$1,028	$2,179
Gross profit	8	553	1,461
Partnership net (loss) income	(14)	(169)	639

	At December 31,
	2011	2010
Current assets	$389	$4,522
Noncurrent assets	2	27
Current liabilities	152	2,898
Members’ capital	239	1,651

Schedule Of Summarized Financial Information Of Equity Method Investees [Abstract]
Schedule Of Summarized Financial Information Of Equity Method Investees
OTHER EQUITY METHOD INFORMATION
(Dollars in millions)
	Years ended December 31,
	2011	2010	2009
Gross revenues	$798	$1,829	$1,433
Gross profit	391	728	529
Income from operations	189	332	224
Gain on sale of assets	4	2	1
Net income	155	256	192

		At December 31,
		2011	2010
Current assets		$506	$1,372
Noncurrent assets		2,750	4,264
Current liabilities		234	503
Noncurrent liabilities		750	1,458